Mortgage Servicing Rights - Sensitivity to Changes in Interest Rates of the Fair Value of MSR Portfolio and Related Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Down | Derivative instrument hedges
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	$ 325	$ 381
Fair value 50 basis points change	147	178
Fair value 25 basis points change	69	86
Down | Net sensitivity
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	15	11
Fair value 50 basis points change	3	5
Fair value 25 basis points change	0	2
Down | MSR portfolio
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	(310)	(370)
Fair value 50 basis points change	(144)	(173)
Fair value 25 basis points change	(69)	(84)
Up | Derivative instrument hedges
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	(220)	(289)
Fair value 50 basis points change	(118)	(152)
Fair value 25 basis points change	(61)	(79)
Up | Net sensitivity
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	(3)	(21)
Fair value 50 basis points change	2	(5)
Fair value 25 basis points change	2	(2)
Up | MSR portfolio
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	217	268
Fair value 50 basis points change	120	147
Fair value 25 basis points change	$ 63	$ 77